U.S. Momentum Factor ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.26%	14.59%
JP MORGAN US MOMENTUM FACTOR INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.21%	13.17%	14.48%
RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.18%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.03%	13.04%	14.34%
Performance Inception Date	Nov. 08, 2017
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.78%	12.77%	14.03%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.84%	10.38%	11.82%